Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis	The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

(in thousands)	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents	$647,809	$—	$—	$647,809	$399,917	$—	$—	$399,917
Non-marketable equity securities	—	—	5,752	5,752	—	—	4,283	4,283
Foreign exchange forwards and options	—	2,448	—	2,448	—	5,761	—	5,761
Interest rate contracts - cash flow hedge	—	—	—	—	—	21,017	—	21,017
Total financial assets	$647,809	$2,448	$5,752	$656,009	$399,917	$26,778	$4,283	$430,978
Liabilities:
Foreign exchange forwards and options	$—	($1,978)	$—	($1,978)	$—	($13,752)	$—	($13,752)
Interest rate contracts - cash flow hedge	—	(22,363)	—	(22,363)	—	—	—	—
Contingent consideration	—	—	(22,753)	(22,753)	—	—	(20,650)	(20,650)
Total financial liabilities	$—	($24,341)	($22,753)	($47,094)	$—	($13,752)	($20,650)	($34,402)

Summary of Activity for Liabilities with Level 3 Inputs	The fair value of contingent consideration liabilities is based on internal forecasts and the weighted-average cost of capital derived from market data, which are considered Level 3 inputs. The following table summarizes the activity for the years ended December 31, 2025 and 2024:

(in thousands)	2025	2024

Balance at beginning of year	($20,650)	($18,359)
Additions from acquisitions	(18,003)	—
Changes in estimated fair value	4,100	(2,291)
Cash payments	11,800	—
Balance at end of year	($22,753)	($20,650)